Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Total revenues	¥ 3,317,821	$ 467,306	¥ 3,128,877	¥ 4,326,600
Related Party
Related Party Transaction
Total revenues	1,266,766	178,421	1,351,563	1,761,017
One-time commissions
Related Party Transaction
Total revenues	1,089,203		681,445	1,271,416
One-time commissions | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	16,365	2,305	63,809	140,522
Recurring service fees
Related Party Transaction
Total revenues	1,820,430		1,914,415	2,109,009
Recurring service fees | Related Party
Related Party Transaction
Total revenues	1,129,136	159,036	1,162,226	1,222,260
Recurring service fees | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	712,479	100,351	768,161	871,618
Recurring service fees | Related Party | Wanjia Win-Win
Related Party Transaction
Total revenues				463
Recurring service fees | Related Party | HongShan Capital Investment Management (Tianjin) Co., Ltd.
Related Party Transaction
Total revenues	16,286	2,294	16,791	26,488
Recurring service fees | Related Party | Gopher Capital GP Ltd
Related Party Transaction
Total revenues	400,371	56,391	377,274	323,691
Performance-based income
Related Party Transaction
Total revenues	137,609		309,576	784,193
Performance-based income | Related Party
Related Party Transaction
Total revenues	121,265	17,080	125,528	392,290
Performance-based income | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues	10,934	1,540	51,304	166,580
Performance-based income | Related Party | Gopher Capital GP Ltd
Related Party Transaction
Total revenues	¥ 110,331	$ 15,540	¥ 74,224	225,710
Other Service Fee | Related Party
Related Party Transaction
Total revenues				5,945
Other Service Fee | Related Party | Gopher Asset Management Co., Ltd.
Related Party Transaction
Total revenues				¥ 5,945